SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes and liabilities, goodwill valuation, share-based compensation cost, as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments are in U.S. dollars and substantial portion of the Company costs are incurred in U.S dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

The functional currency of the U.S. Subsidiary is the U.S. dollar.

The functional currency of the Lithuanian Subsidiary, Luxembourgian Subsidiary and Brazilian Subsidiary is the U.S. dollar as these subsidiaries' revenues, intercompany transaction, budget and financing are denominated in U.S. dollars.

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.	Short-term deposits:

Short-term deposits are deposits with maturities over three months and of up to one year. As of December 31, 2017 and 2018, the Company's bank deposits were denominated in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 2.08% and 2.84%, respectively. Short-term deposits are presented at their cost, including accrued interest.

f.	Restricted deposits:

Restricted deposits are deposits with maturities of up to one year and are used as security for the rental of premises, for the Company's credit cards, and as a security for the Company's hedging activities. As of December 31, 2017 and 2018 the Company's bank deposits were in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 0.05% and 0.06%, respectively. Restricted deposits are presented at their cost, including accrued interest.

g.	Marketable securities:

             The Company’s marketable securities consist of U.S. federal deposit insured corporation, Treasury bonds, certificate of deposits and corporate bonds. The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities are classified as available for sale at the time of purchase. Available-for-sale securities are carried at fair value based on quoted market prices,with the unrealized gains and losses,  reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. Interest on these securities, as well as amortization or accretion of premiums or discounts, are included in financial income, net.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. Impairments are considered other than temporary if they are related to deterioration in credit risk. The Company regularly reviews its investment portfolio and charges unrealized losses against net income when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended December 31, 2018 were not other than temporary.

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

i.	Impairment of Long-lived assets and intangible assets subject to amortization:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2016, 2017 and 2018, no impairment losses have been identified.

j.	Business combinations:

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred. See note 4 for additional information.

k.	Goodwill and intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and other", ("ASC No. 350") goodwill is not amortized, but rather is subject to impairment test. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. The Company operates in one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which weighted average amortization period of 13 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2016, 2017 and 2018, no impairment losses have been recognized.

l.	Equity investments in privately-held companies:

The Company has equity investments in privately-held companies. These investments are recorded at cost, less impairments, adjusted by observable price changes. The investments are included in other long-term assets on the accompanying balance sheets. The Company monitors the investments and if facts and circumstances indicate an investment may be impaired, then it conducts an impairment test of its investment. To determine if the investment is recoverable, it reviews the privately-held company's revenue and earnings trends relative to pre-defined milestones and overall business prospects, the general market conditions in its industry and other factors related to its ability to remain in business, such as liquidity and receipt of additional funding.

m.	Derivatives instruments:

ASC No. 815, "Derivative and Hedging" ("ASC No. 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of balance sheets at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The net fair value of derivative instruments balance as of December 31, 2017, totaled $ 807, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 891 and as accrued expenses and other current liabilities in the amount of $ 84. The net fair value of derivative instruments balance as of December 31, 2018 totaled $ (341), and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 599 and as accrued expenses and other current liabilities in the amount of $ 940.

In the years ended December 31, 2016, 2017 and 2018, the Company recorded as operating income (expenses) net from hedging transactions in the amount of $831, $5,417 and $ (1,687) respectively.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments, rent and other overhead vendors during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary, rent and other overhead cash flow denominated in NIS. These option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, based on third party valuation.

As of December 31, 2018, the amount recorded in accumulated other comprehensive loss from the Company's currency option transactions is $ (993). At December 31, 2018, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $ 153,068. The foreign exchange forward and options contracts will expire through 2019.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and option transactions to economically hedge certain revenue transactions in Euros, British pounds, Brazilian Real, Mexican Pesos and Japanese Yen and expenses in NIS. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2018, the notional amounts of foreign exchange forward contracts into which the Company entered were $ 113,730. The foreign exchange forward and option transactions will expire through 2019.

The net fair value of derivative instruments balance as of December 31, 2017, totaled $ (2,587) and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 302 and as accrued expenses and other current liabilities in the amount of $ 2,889. The net fair value of derivative instruments balance as of December 31, 2018 totaled $ 318, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 1,974 and as accrued expenses and other current liabilities in the amount of $ 1,656.

In the years ended December 31, 2016, 2017 and 2018, the Company recorded net financial income (expenses), net from hedging transactions in the amount of $ 748, $ (7,101) and $ 1,435, respectively.

n.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2016, 2017 and 2018, amounted to $ 5,411, $ 7,768 and $ 9,489 respectively.

o.	U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $ 18 per year (for certain employees over 50 years of age the maximum contribution is $ 24 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2016, 2017 and 2018, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $ 167, $ 334 and $ 587, respectively.

p.	Convertible senior notes:

The Company applies ASC 815 “Derivative and Hedging” (“ASC 815”) and ASC 470 “Debt (“ASC 470”). Under these standards, the Company separately accounts for the liability and equity components of convertible debt instruments that may be settled in cash in a manner that reflects the Company’s nonconvertible debt borrowing rate. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as capital in excess of par. Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt.

q.	Revenue recognition:

In May 2014, the FASB issued ASU 2014-09 guidance on revenue from contracts with customers (Topic 606) that supersedes the existing revenue recognition guidance and clarifies the principles for recognizing revenue. The core principle is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

On January 1, 2018, The Company adopted the standard using the modified retrospective method of adoption to those contracts which were not completed as of January 1, 2018. This means that the cumulative impact of the adoption was recognized in retained earnings as of January 1, 2018 and that comparatives were not restated.

The most significant impact of the standard relates to the company accounting for revenue from domain names and third party developer applications. Specifically, under the new standard, the company recognize revenues from domain names and third party applications at the time of delivery, rather than over the contract period.

The cumulative effect of the changes made to The Comapny January 1, 2018 consolidated balance sheet for the adoption of Topic 606 were as follows (USD, in thousands):

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Prepaid expenses and other current assets	19,246	(10,745)	8,501
Prepaid expenses and other long-term assets	3,823	(2,697)	1,126
Deferred revenues ST	202,482	(25,379)	177,103
Deferred revenues LT	14,329	(6,393)	7,936
Accumulated deficit	(299,581)	18,330	(281,251)

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statement of comprehensive loss and balance sheet for the year ended December 31, 2018 was as follows (USD, in thousands):

Consolidated Balance Sheet

	Balance as reported at December 31, 2018	Adjustment due to Topic 606	Amounts under Topic 605
Prepaid expenses and other current assets	11,939	13,596	25,535
Prepaid expenses and other long-term assets	3,065	3,536	6,601
Deferred revenues ST	227,226	30,129	257,355
Deferred revenues LT	12,494	8,269	20,763
Accumulated deficit	(318,371)	(21,266)	(339,637)

            Consolidated statement of comprehensive loss

	Balance as reported at December 31, 2018	Adjustments due to Topic 606	Amounts under Topic 605
Revenue	603,704	(6,626)	597,078
Cost of Revenue	126,947	(3,690)	123,257
Net loss	(37,120)	(2,936)	(40,056)
Basic and diluted net loss per share	$(0.77)	$(0.06)	$(0.83)

Consolidated statement of cash flows

	Balance as reported at December 31, 2018	Adjustments due to Topic 606	Amounts under Topic 605
Cash flow from operating activities:
Net loss	(37,120)	(2,936)	(40,056)
Other adjustments	152,829	2,936	155,765

Revenue recognition related to other products and services remain substantially unchanged.
The adoption of ASU No. 2014-09 had no impact on cash provided by or used in operating, investing, and financing activities in our consolidated statement of cash flows.
Please refer to note 15 - Segments, Customers and Geographic Information for further information, including presentation of disaggregated revenue by geography."

The Comapny charges the customer for the entire consideration at inception date, and accordingly the services are provided from that date for the agreed service period. The Comapny records contract liability when cash payments are received in advance of performance, and these revenues are recognized ratably over the service period. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period. The Company expects to recognize the short-term portion of deferred revenue, approximately $227 million, over the next twelve months and the long-term portion of deferred revenue over the remaining service period of up to five years. The increase in the Deferred Revenue balance for the twelve months ended December 31, 2018 is primarily driven by cash payments received in advance of satisfying the performance obligations, offset by $177 millions of revenues recognized that were included in the contract liability balance as of January 1, 2018.

Accounting policies and significant judgements

The Company recognized revenue in accordance with Topic 606 when, or as, control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. Revenue is recognized net of allowances for refunds and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company offers a 14-day money back guaranty ("Guaranty Period"). The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

Revenues from premium subscriptions or other subscriptions and software applications developed by the Company are recognized on a straight-line basis over the contract period, since the customer simultaneously receives and consumes the benefits provided by our performance as the Company performs.

Revenues related to the purchase and registration of domain names and Google's G-Suite application is recognized at the full amount paid by the customer at a point in time upon the purchase and registration of the domain name, since that is when control is transferred to the customer.

Revenues related to third party software applications are recognized on a net basis at a point in time upon purchase of the application, since that is when we complete our obligation to facilitate the transfer between the customer and the third party developer.

Revenue related to the sale of online advertising inventory (ad space) and other related advertising services to brands and advertising agencies are recognized at a point in time, when an ad space is sold.

Each of our goods and services is sold separately, therefore standalone selling prices for each of them exists, and allocation of the transaction price between the performance obligations in the contract is made relatively on that basis. Refunds are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

Many of our contracts specify service periods of one year or less, and for such the practical expedient regarding a significant financing component is applied, hence we do not adjust the promised amount of consideration for the effects of a significant financing component, due to immateriality.

r.	Research and development costs:

Research and development costs are charged to the statements of comprehensive loss as incurred.

s.	Internal use software costs:

The Company capitilazies costs related to the online platform  for internal use incurred during the application development stage.  Costs incurred in the process of software production are charged to expenses as incurred. Certain software development costs are capitalized under ASC350-40, Internal-Use Software and are included in property and equipment, net in the consolidated balance sheets.

Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

During 2018 and 2017 the company capitalized $ 393 and $ 720 respectivly. During  2016 the Company did not capitalize internal use software costs.

t.	Advertising expenses:

Advertising expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements. Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2016, 2017 and 2018 amounted to $ 113,151, $ 141,346 and $ 165,319 respectively.

u.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. The Company estimates forfeitures at the  grant date, and revised its estimate if necessary, in subsequent periods if actual forfeitures differ from those estimates. Some of the options granted are subject to certain performance criteria: accordingly compensation expense is recognized for such awards when it become probable that the related performance condition will be satisfied. The Company recognizes compensation expenses for the value of awards granted based on the accelerated method for performance based awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price, volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options.

The Company applies ASC No. 718 and ASC No. 505-50 "Equity Based Payments to Non-Employees" ("ASC No. 505-50") with respect to options and warrants issued to non-employees consultants. ASC No. 718 requires the use of option valuation models to measure the fair value of the options and warrants at the date of grant.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation”, which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows.

The Company adopted ASU 2016-09 in the first quarter of fiscal year 2017 and elected to retain its existing accounting policy and estimate expected forfeitures.

In addition, historically, excess tax benefits or deficiencies from the Company’s equity awards were recorded as additional paid-in capital in its consolidated balance sheets. As a result of adoption, the Company will prospectively record any excess tax benefits or deficiencies from its equity awards as part of its provision for income taxes in its consolidated statements of operations in the reporting periods in which equity vesting occurs. The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017.

v.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The deferred tax assets and liabilities be classified as noncurrent in the statement of financial position

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No.740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecogn          ized tax benefits in tax expense.

The Company classifies interest and penalties on income taxes as financial expenses and general and administrative expenses, respectively.

w.	Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per share of ordinary shares was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2016, 2017 and 2018, all outstanding options and RSU’s have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive and the total options and RSU’s that have been excluded from the calculations was 9,773,837, 10,294,200 and 9,767,225 respectively.

x.	Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	(291)	5	$(286)
Other comprehensive income before reclassifications, net	(24)	(3,068)	(3,092)
Amounts reclassified from accumulated other comprehensive income	-	1,687	1,687
Net current period other comprehensive loss	(24)	(1,381)	(1,405)
Total accumulated other comprehensive loss	(315)	(1,376)	$(1,691)

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	-	(389)	$(389)
Other comprehensive income before reclassifications, net	(291)	5,812	5,521
Amounts reclassified from accumulated other comprehensive income	-	(5,418)	(5,418)
Net current period other comprehensive loss	(291)	394	103
Total accumulated other comprehensive loss	(291)	5	$(286)

y.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits.

The majority of the Company's and its subsidiaries' cash and cash equivalents, short-term and restricted deposits are invested with major bank in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

z.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange. The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 .

	Level 1	Level 2	Total

Money market funds	$456	$-	$456
Corporate bonds	-	67,248	67,248
Treasury bonds	-	2,969	2,969
	456	70,217	70,673

Derivatives contracts	-	2,573	2,573
Total financial assets	456	72,790	73,246

Derivatives contracts	-	2,596	2,596
Total financial liabilities	$-	$2,596	$2,596

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017.

	Level 1	Level 2	Total

Money market funds	$331	$-	$331
Certificates of deposits	-	11,013	11,013
Corporate bonds	-	21,717	21,717
	331	32,730	33,061

Derivatives contracts	-	1,192	1,192
Total financial assets	331	33,922	34,253

Derivatives contracts	-	2,973	2,973
Total financial liabilities	$-	$2,973	$2,973

aa.	Government grants:

Government grants received by the Company relating to categories of operating expenditures are credited to the consolidated statements of operations during the period in which the expenditure to which they relate is charged.  Salary bearing grants from the Ministry of Economy and Industry of Israel for funding certain approved positions are recognized at the time when the Company is entitled to such grants, on the basis of the related costs incurred, and included as a deduction from salary expenses.

The Company recorded grants in the amounts of $ 1,030 and $ 1,172 for the years ended December 31, 2017 and 2018 respectively. The conditions to receive these grants are based on actual certain approved HC position. The company may be subject to penalties if certain criteria under the grants are not met.

bb.	Recently issued accounting standards, not yet adopted by the Company:

In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This ASU clarifies the accounting treatment for implementation costs for cloud computing arrangements (hosting arrangements) that are service contracts. This standard becomes effective for the Company beginning January 1, 2020. The Company is currently assessing the effect that this ASU will have on its consolidated financial statements and related disclosures.

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 also applies to employee benefit plan accounting, with an effective date of the first quarter of fiscal 2020. The amendments in this update are effective for fiscal years beginning after December 31, 2019, including interim periods within those fiscal years. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements, footnote disclosures and employee benefit plans’ accounting.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. The standard provides an additional transition method that allows entities to apply the new leases standard at adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. The Company elected this new transition method when it adopted ASU 2016-02 on January 1, 2019.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. The standard became effective for the Company beginning January 1, 2019. The Company has estimated the opening balances of the right-of-use assets and lease liabilities upon adopting the standard as of January 1, 2019 to be approximately $51 million. The Company is still in the process of finalizing the calculation. In addition, a material portion of the Company's leases are denominated in currencies other than the U.S. Dollar, mainly in NIS. As a result, the associated lease liabilities will be remeasured using the current exchange rate in the future reporting periods, which may result in material foreign exchange gains or losses. Other than the matters discussed above, the standard is not expected to have a material impact on the Company's results of operations or cash flows.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities , which expands the activities that qualify for hedge accounting and simplifies the rules for reporting hedging transactions. The standard is effective for the Company beginning January 1, 2019. Early adoption is permitted. The Company does not expect that the adoption of this standard will have a material impact on its consolidated financial statements and related disclosures.